Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] - Options granted from June 2017 [member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year		635,910	896,690
Granted		438,140	271,940
Vested	[1]	(124,610)	(532,720)
Forfeited		(1,620)	0
Outstanding, end of year		947,820	635,910

[1]	(1) Vested PSUs in 2025 and 2024 were settled in cash